Note 4 - Income Tax Status	12 Months Ended
Dec. 31, 2025
EBP 06-1061602 002 [Member]
Notes to Financial Statements
EBP, Tax Status [Text Block]
Note 4 -	Income Tax Status

The Plan, as amended and restated effective as of January 1, 2020, received a favorable tax determination letter from the Department of the Treasury of Puerto Rico (the “Hacienda”) dated May 26, 2021, replacing the prior favorable determination letter dated June 8, 2016, which stated that the Plan and related trust qualified under the provisions of the Pension Administrators Group, Inc. Prototype Defined Contribution Retirement Plan Program, and Article 1165-1(b)(3) of the 1994 Puerto Rico Internal Revenue code which has been replaced by the Code enacted on January 31, 2011, and therefore, was exempt from local income tax. The Plan has been amended and restated since receiving the tax determination letter. The Plan administrator believes that the Plan continues to be designed and operated in compliance with the applicable requirements of the Code and, therefore, is exempt from local income taxes under the provisions of the Code.

U.S. GAAP requires Plan management to evaluate tax positions taken by the Plan and recognize a tax liability if the Plan has taken an uncertain position that more likely than not would not be sustained upon examination by a government authority. The Plan administrator believes the Plan has not taken nor is expected to take any uncertain positions that would require recognition of a liability or disclosure in the Plan’s financial statements as of December 31, 2025 and 2024. The Plan is subject to routine audits by taxing authorities. There are currently no plan years under examination by taxing authorities.

Commencing with the Plan’s 2016 year, the Danish Tax Authority (“SKAT”) changed its process for organizations exempt from withholding taxes to apply for a refund. Entities are now required to pay withholding taxes at the time dividends are received and subsequently apply for a refund and under the new procedure additional information needs to be provided to SKAT with the refund application. The Plan sponsor determined that all withholding tax receivables are collectible.

During the years ended December 31, 2025 and 2024, Novo Nordisk A/S paid $16,692 and $13,446 of withholding taxes to SKAT for dividends declared relating to Novo Nordisk A/S shares held by the Plan. The Plan has recorded a dividend withholding tax receivable of $66,192 and $49,500 as of December 31, 2025 and 2024, respectively.

The 2019 to 2024 refunds were outstanding as of December 31, 2024. The 2019 to 2025 refunds were outstanding as of December 31, 2025.